Commitments and Contingencies (Details)			12 Months Ended
	May 23, 2023 shares	Oct. 25, 2017 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Apr. 06, 2022
Commitments and Contingencies [Line Items]
Cash payment			$ 2,856,309		$ 285,400
Loans payable		$ 100,000
Shares of common stock (in Shares) | shares	5,000
Litigation amount			$ 450,000
Percentage of pre-tax profit			30.00%	30.00%
Pre-tax profit			$ 3,333,333
Payment for rent			127,000		$ 129,000
Cash services			10,000,000
Working capital			$ 700,000	¥ 5,000,000
Dr. Zhou [Member]
Commitments and Contingencies [Line Items]
Cash payment		876,087
Percentage of pre-tax profit			20.00%	20.00%
Avactis Biotherapeutics Limited [Member]
Commitments and Contingencies [Line Items]
Ownership percentage						60.00%
Arbele Biotherapeutics [Member]
Commitments and Contingencies [Line Items]
Ownership percentage						40.00%
Contribution amount			$ 6,660,000
Avactis Nanjing Biosciences Ltd. [Member]
Commitments and Contingencies [Line Items]
Ownership percentage						100.00%
Litigation [Member]
Commitments and Contingencies [Line Items]
Cash payment		$ 450,000
Litigation amount			$ 373,450
Percentage of pre-tax profit			10.00%	10.00%
Pre-tax profit			$ 3,333,333
Common Stock [Member] | Dr. Zhou [Member]
Commitments and Contingencies [Line Items]
Shares of common stock (in Shares) | shares		400
Common Stock [Member] | Litigation [Member]
Commitments and Contingencies [Line Items]
Shares of common stock (in Shares) | shares		3,333